REVENUE RECOGNITION AND CONTRACTS WITH CUSTOMERS (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disaggregation of Revenue [Line Items]
Net Sales	$ 36,662	$ 35,466	$ 34,392
Disaggregation of revenue, timing of recognition - percentage	100.00%	100.00%	100.00%
Product
Disaggregation of Revenue [Line Items]
Net Sales	$ 25,773	$ 25,960	$ 25,643
Disaggregation of revenue, timing of recognition - percentage	70.00%	73.00%	75.00%
Product | Transferred at Point in Time
Disaggregation of Revenue [Line Items]
Disaggregation of revenue, timing of recognition - percentage	58.00%	59.00%	58.00%
Product | Transferred over Time
Disaggregation of Revenue [Line Items]
Disaggregation of revenue, timing of recognition - percentage	12.00%	14.00%	17.00%
Service
Disaggregation of Revenue [Line Items]
Net Sales	$ 10,889	$ 9,506	$ 8,749
Disaggregation of revenue, timing of recognition - percentage	30.00%	27.00%	25.00%
Service | Transferred at Point in Time
Disaggregation of Revenue [Line Items]
Disaggregation of revenue, timing of recognition - percentage	10.00%	8.00%	8.00%
Service | Transferred over Time
Disaggregation of Revenue [Line Items]
Disaggregation of revenue, timing of recognition - percentage	20.00%	19.00%	17.00%
Operating Segments
Disaggregation of Revenue [Line Items]
Net Sales	$ 36,662	$ 35,466	$ 34,392
Corporate and All Other
Disaggregation of Revenue [Line Items]
Net Sales	12	5	0
Aerospace Technologies | Operating Segments
Disaggregation of Revenue [Line Items]
Net Sales	13,624	11,827	11,026
Aerospace Technologies | Operating Segments | Commercial Aviation Original Equipment
Disaggregation of Revenue [Line Items]
Net Sales	2,397	2,089	1,720
Aerospace Technologies | Operating Segments | Commercial Aviation Aftermarket
Disaggregation of Revenue [Line Items]
Net Sales	6,241	5,108	4,155
Aerospace Technologies | Operating Segments | Defense and Space
Disaggregation of Revenue [Line Items]
Net Sales	4,986	4,630	5,151
Industrial Automation | Operating Segments
Disaggregation of Revenue [Line Items]
Net Sales	10,756	11,638	12,425
Industrial Automation | Operating Segments | Sensing and Safety Technologies
Disaggregation of Revenue [Line Items]
Net Sales	2,733	2,860	3,123
Industrial Automation | Operating Segments | Productivity Products [Member]
Disaggregation of Revenue [Line Items]
Net Sales	1,313	1,739	1,778
Industrial Automation | Operating Segments | Process Solutions [Member]
Disaggregation of Revenue [Line Items]
Net Sales	5,267	4,731	4,611
Industrial Automation | Operating Segments | Warehouse and Workflow Solutions
Disaggregation of Revenue [Line Items]
Net Sales	1,443	2,308	2,913
Building Automation | Operating Segments
Disaggregation of Revenue [Line Items]
Net Sales	6,031	6,000	5,539
Building Automation | Operating Segments | Products
Disaggregation of Revenue [Line Items]
Net Sales	3,583	3,638	3,173
Building Automation | Operating Segments | Building Solutions
Disaggregation of Revenue [Line Items]
Net Sales	2,448	2,362	2,366
Energy and Sustainability Solutions | Operating Segments
Disaggregation of Revenue [Line Items]
Net Sales	6,239	5,996	5,402
Energy and Sustainability Solutions | Operating Segments | UOP
Disaggregation of Revenue [Line Items]
Net Sales	2,586	2,404	2,348
Energy and Sustainability Solutions | Operating Segments | Advanced Materials
Disaggregation of Revenue [Line Items]
Net Sales	$ 3,653	$ 3,592	$ 3,054